Assets Held For Distribution - Schedule of Assets And Liabilities Held For Distribution Categories (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Assets held for distribution
Mineral interests, property and equipment	$ 83,388
Liabilities held for distribution
Deferred income tax liabilities	(19,908)
Total	$ 63,480